Schedule of Share Based Payments Arrangements Options Exercised and Options Vested (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Total intrinsic value of options exercised	$ 1,419
Total fair value of options vested	$ 594,966	$ 1,616,401	$ 1,543,912